Expense Example	Feb. 20, 2026 USD ($)
F/m Compoundr High Yield Bond ETF | F/m Compoundr High Yield Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
F/m Compoundr U.S. Aggregate Bond ETF | F/m Compoundr U.S. Aggregate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 393